Business combination (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 15, 2025	Aug. 05, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Oct. 31, 2025	Oct. 01, 2025	Nov. 04, 2021
Business combination [Line Items]
Acquired shares percentage		100.00%
Total consideration		$ 15,000
Stock paid		5,000	$ 4,539
Paid in equal annual installments		$ 10,000
Cash payable percentage		50.00%	50.00%
Shares (in Shares)			1,867,186	22,209,241	[1]		1,867,186		10
Price per share (in Dollars per share)			$ 2.4311					$ 2.4311
Aggregate amount			$ 10,000
Annual instalments amount			$ 2,500
Percentage of annual instalments			50.00%
Contingent consideration			$ 6,300
Percentage of acquisition agreement			50.00%
Proceeds from divestiture of businesses			$ 1,000
Goodwill			3,000
Fair value of acquisition			$ 9,800
Percentage of discount rate			18.64%	17.40%
Aggregate earnout amount	$ 10,000
General and administrative expense			$ 26,928	$ 22,801		$ 23,010
mdxhealth’s [Member]
Business combination [Line Items]
Cash payable percentage		50.00%
Contingent consideration			$ 6,800
Percentage of discount rate			45.00%
Aggregate earnout amount			$ 10,000
General and administrative expense			$ 1,700
Tradename [Member]
Business combination [Line Items]
Percenatge of royalty rate			1.00%
Remaining useful life			15 years
Developed Technolog [Member]
Business combination [Line Items]
Percenatge of royalty rate			3.00%
Remaining useful life			6 years 6 months

[1]	net of expenses